Deferred Revenue	12 Months Ended
Dec. 31, 2021
Deferred Revenue
Deferred Revenue

19. Deferred Revenue

The following table shows a reconciliation in the current reporting period related to carried-forward deferred revenue.

	For the Year Ended December 31,
	2019	2020	2021
Deferred revenue—at beginning of the year	—	62,638	407,168
Additions	338,702	9,687,382	27,377,563
Recognition	(276,064)	(9,342,852)	(27,089,986)
Deferred revenue—at end of the year	62,638	407,168	694,745
Including: Deferred revenue, current	56,695	271,510	305,092
Deferred revenue, non‑current	5,943	135,658	389,653

Deferred revenue are contract liabilities allocated to the performance obligations that are unsatisfied, or partially satisfied which primarily resulted from the undelivered vehicles, uninstalled charging piles and other performance obligations idenfied in the vehicle sales contracts.

The Group expects that RMB305,092 of the transaction price allocated to unsatisfied performance obligation as of December 31, 2021 will be recognized as revenue during the period from January 1, 2022 to December 31, 2022. The remaining RMB389,653 will be recognized in 2023 and thereafter.